Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Trading Symbol	LAMR
Entity Registrant Name	LAMAR MEDIA CORP/DE
Entity Central Index Key	0000899045
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false